Assets and liabilities held for sale and discontinued operations - Assets held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	$ 0	$ 12,705
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	0	12,705	$ 42,000
Vessels | Tankers
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	0	12,705	42,000
Vessels | FSO
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	$ 0	$ 0	$ 0